Acquisitions and Other Agreements - Additional Information 3 (Detail) In Millions, unless otherwise specified	12 Months Ended						0 Months Ended	12 Months Ended				0 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Sales Revenue, Product Line [Member]	Dec. 31, 2013 Actavis (Foshan) Pharmaceuticals Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Western European [Member] USD ($)	Oct. 29, 2012 Rugby Group, Inc. [Member] USD ($)	Dec. 31, 2012 Rugby Group, Inc. [Member] USD ($)	Dec. 31, 2013 Sanofi Aventis [Member] Collaborative Arrangement [Member] USD ($)	Dec. 31, 2013 Palau Pharma [Member] USD ($)	Dec. 31, 2013 Palau Pharma [Member] EUR (€)	May 01, 2013 Valeant Pharmaceuticals International, Inc. [Member] USD ($)	Oct. 22, 2012 Moksha8 Pharmaceuticals, Inc. [Member] USD ($) Brand	Dec. 31, 2013 Moksha8 Pharmaceuticals, Inc. [Member] USD ($)	Dec. 31, 2012 Moksha8 Pharmaceuticals, Inc. [Member] USD ($)	Jan. 31, 2013 Other [Member]	Dec. 31, 2012 Other [Member] Minimum [Member]	Dec. 31, 2012 Other [Member] Maximum [Member]	Dec. 19, 2011 Amgen, Inc. [Member] Collaborative Arrangement [Member] USD ($)	Dec. 31, 2013 Amgen, Inc. [Member] Collaborative Arrangement [Member] USD ($)
Business Acquisition [Line Items]
Impairment on net asset held for sale	$ 42.7				$ 8.4	$ 34.3
Agreement date of the transaction	May 19, 2013				Jan. 24, 2014
Payment by wholly-owned subsidiary									125.0
Intangible asset acquired									125.0
Cash paid to acquire product development right	616.9	402.5	306.6							13.4	10.0
Potential milestone payments											18.0
Cash paid to acquire product rights												57.0
Upfront payment												1.0
Milestone payments												11.0
Proceeds from sale of assets							116.6						46.6
Gain on sale of assets		28.8	0.8					88.7					28.8		28.8
New branded generic products													5
Loss on termination		3.0												4.0
Percentage of revenues				16.00%
Royalty payable as a percentage of sales																30.00%	50.00%	55.00%
Co-development costs																			400.0
Commitments outstanding																				$ 312.4